UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07925
(Investment Company Act file number)

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor
Wheeling, WV 26003
(Address of principal executive offices)

(304) 234-9000
(Registrant’s telephone number)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2016

Item 1.  Reports to Stockholders.

Table of Contents

June 30, 2016

Small Company Growth Fund
Portfolio of Investments Summary Table	1
Portfolio of Investments	2
Growth Fund
Portfolio of Investments Summary Table	5
Portfolio of Investments	6
Balanced Fund
Portfolio of Investments Summary Table	9
Portfolio of Investments	10
Government Bond Fund
Portfolio of Investments Summary Table	15
Portfolio of Investments	16
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	21
Portfolio of Investments	22
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	32
Notes to Financial Statements	37
Shareholder Expense Example	46
Board Review of Advisory Contract	47
Additional Information	49
Glossary of Terms	50

June 30, 2016 » Semi-Annual Report

Portfolio of Investments Summary Table

June 30, 2016 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2016, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	92.9%
SHORT‐TERM INVESTMENTS (2)	5.6%
EXCHANGE‐TRADED FUNDS	1.6%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	‐0.1%
TOTAL PORTFOLIO	100.0%
At June 30, 2016, the Fund's Sector Composition(4) was as follows:

Sector Composition of Common Stocks and Sector ETFs	Percentage of Common Stocks and Sector ETFs
Industrials	21.9%
Financials	15.6%
Health Care	15.4%
Consumer Discretionary	11.4%
Information Technology	10.3%
Consumer Staples	9.0%
Utilities	3.7%
Energy	3.1%
Materials	2.5%
Other (non‐sector ETF Funds)	1.6%
Equity Portfolio Sub‐Total	94.5%
Short‐Term Investments (2)	5.6%
Other Assets and Liabilities ‐ Net (3)	‐0.1%
Total	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's adviser.

Semi-Annual Report | June 30, 2016	1

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS‐92.9%
CONSUMER DISCRETIONARY‐11.4%
	Apparel Retail‐2.7%
44,283	Foot Locker, Inc.	$2,429,365

	Auto Parts & Equipment‐0.6%
13,758	Standard Motor Products, Inc.	547,293

	Automotive Retail‐4.3%
27,089	CST Brands, Inc.	1,166,994
38,395	Lithia Motors, Inc., Class A	2,728,733
		3,895,727
	Consumer Electronics‐0.1%
22,000	ZAGG, Inc.(1)	115,500

	Footware‐1.3%
38,714	Skechers U.S.A., Inc., Class A(1)	1,150,580

	Home Furnishings‐1.0%
27,839	Ethan Allen Interiors, Inc.	919,801

	Restaurants‐1.4%
4,450	Buffalo Wild Wings, Inc.(1)	618,327
16,876	Zoe's Kitchen, Inc.(1)	612,093
		1,230,420
TOTAL CONSUMER DISCRETIONARY		10,288,686

CONSUMER STAPLES‐9.0%
	Brewers‐1.7%
8,868	Boston Beer Co., Inc., Class A(1)	1,516,694

	Food Retail‐1.5%
9,930	Casey's General Stores, Inc.	1,305,894

	Household Products‐2.5%
19,033	Spectrum Brands Holdings, Inc.	2,270,827

	Packaged Foods & Meats‐2.6%
50,775	WhiteWave Foods Co.(1)	2,383,379

	Personal Products‐0.7%
7,522	Edgewell Personal Care Co.(1)	634,932
TOTAL CONSUMER STAPLES		8,111,726

ENERGY‐3.1%
	Oil & Gas Exploration & Production‐2.4%
8,700	Antero Resources Corp.(1)	226,026
41,163	Carrizo Oil & Gas, Inc.(1)	1,475,693
14,883	Gulfport Energy Corp.(1)	465,243
		2,166,962
Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing‐0.7%
8,665	Tesoro Corp.	$649,182
TOTAL ENERGY		2,816,144

FINANCIALS‐15.6%
	Asset Management & Custody Banks‐2.7%
13,415	Eaton Vance Corp.	474,086
70,188	Federated Investors, Inc., Class B	2,020,011
		2,494,097
	Investment Banking & Brokerage‐1.6%
45,541	Stifel Financial Corp.(1)	1,432,265

	Property & Casualty Insurance‐1.6%
19,500	Allied World Assurance Co. Holdings AG	685,230
20,000	First American Financial Corp.	804,400
		1,489,630
	Regional Banks‐8.2%
28,441	Associated Banc‐Corp.	487,763
20,638	BancorpSouth, Inc.	468,276
19,000	Banner Corp.	808,260
105,000	Cardinal Financial Corp.	2,303,700
33,314	First Horizon National Corp.	459,067
36,732	Fulton Financial Corp.	495,882
11,674	MB Financial, Inc.	423,533
36,553	Old National Bancorp	458,009
6,640	South State Corp.	451,852
41,080	TCF Financial Corp.	519,662
20,712	Trustmark Corp.	514,693
		7,390,697
	Reinsurance‐1.5%
27,282	Validus Holdings, Ltd.	1,325,632
TOTAL FINANCIALS		14,132,321

HEALTH CARE‐15.4%
	Health Care Equipment‐3.4%
25,000	Analogic Corp.	1,986,000
11,603	Hill‐Rom Holdings, Inc.	585,371
2,800	Integra LifeSciences Holdings Corp.(1)	223,384
11,049	SurModics, Inc. (1)	259,431
		3,054,186
	Health Care Facilities‐0.7%
8,999	Amsurg Corp.(1)	697,782

	Health Care Services‐0.3%
62,000	Sharps Compliance Corp.(1)	272,180

	Health Care Supplies‐2.5%
11,743	Align Technology, Inc.(1)	945,899
23,000	Neogen Corp.(1)	1,293,750
		2,239,649

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
	Life Sciences Tools & Services‐4.1%
5,496	Charles River Laboratories International, Inc.(1)	$453,090
14,000	ICON PLC(1)	980,140
36,645	PAREXEL International Corp.(1)	2,304,238
		3,737,468
	Pharmaceuticals‐4.4%
36,283	Catalent, Inc.(1)	834,146
56,403	Prestige Brands Holdings, Inc.(1)	3,124,726
		3,958,872
TOTAL HEALTH CARE		13,960,137

INDUSTRIALS‐21.9%
	Aerospace & Defense‐5.2%
74,350	Hexcel Corp.	3,095,934
29,246	Moog, Inc., Class A(1)	1,576,944
		4,672,878
	Airlines‐2.5%
15,000	Allegiant Travel Co.	2,272,500

	Building Products‐6.3%
44,987	AAON, Inc.	1,237,592
26,981	Lennox International, Inc.	3,847,491
18,914	Masco Corp.	585,199
		5,670,282
	Construction & Engineering‐2.2%
86,112	Quanta Services, Inc.(1)	1,990,909

	Diversified Support Services‐0.9%
7,261	UniFirst Corp.	840,243

	Electronics‐1.2%
18,000	OSI Systems, Inc.(1)	1,046,340

	Office Services & Supplies‐0.4%
27,182	Steelcase, Inc., Class A	368,860

	Trading Companies & Distributors‐1.8%
24,666	United Rentals, Inc.(1)	1,655,089

	Trucking‐1.4%
20,528	Ryder System, Inc.	1,255,082
TOTAL INDUSTRIALS		19,772,183

INFORMATION TECHNOLOGY‐10.3%
	Application Software‐0.6%
1,527	NetScout Systems, Inc.(1)	33,976
14,253	PTC, Inc.(1)	535,628
		569,604
	Computer Hardware‐0.4%
14,116	NCR Corp.(1)	392,001
Shares/Principal Amount		Value
	Data Processing & Outsourced Services‐1.5%
30,000	Syntel, Inc.(1)	$1,357,800

	Electronic Manufacturing Services‐0.2%
11,094	Benchmark Electronics, Inc.(1)	234,638

	Internet Software & Services‐1.9%
18,749	IAC/InterActiveCorp	1,055,569
49,021	Quotient Technology, Inc. (1)	657,371
		1,712,940
	Semiconductor Equipment‐2.6%
84,573	Teradyne, Inc.	1,665,243
30,000	Ultratech, Inc. (1)	689,100
		2,354,343
	Semiconductors‐1.3%
4,800	First Solar, Inc.(1)	232,704
45,116	Integrated Device Technology, Inc.(1)	908,185
		1,140,889
	Systems Software‐0.8%
16,500	Qualys, Inc.(1)	491,865
16,000	SecureWorks Corp., Class A(1)	225,600
		717,465
	Technology Distributors‐1.0%
9,232	SYNNEX Corp.	875,378
TOTAL INFORMATION TECHNOLOGY		9,355,058

MATERIALS‐2.5%
	Forest Products‐1.7%
87,405	Louisiana‐Pacific Corp.(1)	1,516,477

	Paper Products‐0.8%
39,794	PH Glatfelter Co.	778,370
TOTAL MATERIALS		2,294,847

UTILITIES‐3.7%
	Electric Utilities‐3.4%
42,644	Great Plains Energy, Inc.	1,296,378
39,460	Portland General Electric Co.	1,740,975
		3,037,353
	Gas Utilities‐0.3%
8,253	South Jersey Industries, Inc.	260,960
TOTAL UTILITIES		3,298,313

TOTAL COMMON STOCKS (Cost $61,218,900)		84,029,415

EXCHANGE TRADED FUNDS‐1.6%
4,887	iShares® Russell 2000® ETF	561,858
7,466	Vanguard Small‐Cap ETF	863,667

Semi-Annual Report | June 30, 2016	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount	Value

TOTAL EXCHANGE TRADED FUNDS (Cost $1,166,824)	$1,425,525

SHORT TERM INVESTMENTS‐5.6%
Mutual Funds‐5.6%
5,065,612	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	5,065,612

TOTAL SHORT TERM INVESTMENTS (Cost $5,065,612)	5,065,612

TOTAL INVESTMENTS‐100.1% (Cost $67,451,336)	90,520,552
OTHER ASSETS AND LIABILITIES‐NET(2)‐(0.1)%	(62,823)
NET ASSETS‐100.0%	$90,457,729

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2016.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2016 (Unaudited)	WesMark Growth Fund

At June 30, 2016, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	89.9%
SHORT‐TERM INVESTMENTS(2)	8.2%
EXCHANGE‐TRADED FUNDS	2.3%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	‐0.4%
TOTAL PORTFOLIO	100.0%

At June 30, 2016, the Fund's Sector Composition(4) was as follows:

Sector Composition of Common Stocks and Sector ETFs	Percentage of Common Stocks and Sector ETFs
Health Care	21.8%
Information Technology	18.7%
Consumer Discretionary	14.9%
Financials	10.3%
Industrials	9.8%
Consumer Staples	8.8%
Energy	3.3%
Materials	2.3%
Other (non‐sector ETF Funds)	2.3%
Equity Portfolio Sub‐Total	92.2%
Short‐Term Investments (2)	8.2%
Other Assets and Liabilities ‐ Net (3)	‐0.4%
Total	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund and commercial paper.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's adviser.

Semi-Annual Report | June 30, 2016	5

Portfolio of Investments

WesMark Growth Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS‐89.9%
CONSUMER DISCRETIONARY‐14.9%
	Apparel Retail‐2.7%
38,000	Foot Locker, Inc.	$2,084,680
21,000	Ross Stores, Inc.	1,190,490
70,000	TJX Cos., Inc.	5,406,100
		8,681,270
	Broadcasting‐1.7%
100,000	CBS Corp., Class B	5,444,000

	Footwear‐0.7%
37,000	NIKE, Inc., Class B	2,042,400

	General Merchandise Stores‐0.4%
12,800	Dollar General Corp.	1,203,200

	Home Building‐2.5%
60,000	Lennar Corp., Class A	2,766,000
195,000	Toll Brothers, Inc.(1)	5,247,450
		8,013,450
	Home Furnishings‐1.2%
20,000	Mohawk Industries, Inc.(1)	3,795,200

	Internet Retail‐3.0%
10,350	Amazon.com, Inc.(1)	7,406,667
18,280	Expedia, Inc.	1,943,164
		9,349,831
	Movies & Entertainment‐1.2%
40,000	Walt Disney Co.	3,912,800

	Restaurants‐1.5%
6,000	Chipotle Mexican Grill, Inc.(1)	2,416,560
40,000	Starbucks Corp.	2,284,800
		4,701,360
TOTAL CONSUMER DISCRETIONARY		47,143,511

CONSUMER STAPLES‐8.8%
	Distillers & Vintners‐1.6%
30,000	Constellation Brands, Inc., Class A	4,962,000

	Drugs Retail‐4.1%
100,000	CVS Health Corp.	9,574,000
40,000	Walgreens Boots Alliance, Inc.	3,330,800
		12,904,800
	Food Retail‐1.4%
30,000	Kroger Co.	1,103,700
75,000	Mondelez International, Inc., Class A	3,413,250
		4,516,950
	Household Products‐0.3%
10,600	Church & Dwight Co., Inc.	1,090,634

	Packaged Foods & Meats‐1.4%
14,000	Kellogg Co.	1,143,100
Shares/Principal Amount		Value
72,000	WhiteWave Foods Co.(1)	$3,379,680
		4,522,780
TOTAL CONSUMER STAPLES		27,997,164

ENERGY‐3.3%
	Oil & Gas Equipment & Services‐0.4%
14,000	Schlumberger, Ltd.	1,107,120

	Oil & Gas Exploration & Production‐1.1%
30,000	EQT Corp.	2,322,900
25,000	Range Resources Corp.	1,078,500
		3,401,400
	Oil & Gas Refining & Marketing‐1.5%
95,000	Valero Energy Corp.	4,845,000

	Oil&Gas‐0.3%
29,000	Noble Energy, Inc.	1,040,230
TOTAL ENERGY		10,393,750

FINANCIALS‐10.3%
	Asset Management & Custody Banks‐1.4%
2,950	BlackRock, Inc.	1,010,464
100,000	Invesco, Ltd.	2,554,000
17,000	State Street Corp.	916,640
		4,481,104
	Consumer Finance‐0.3%
14,700	Capital One Financial Corp.	933,597

	Diversified Banks‐2.4%
158,000	Wells Fargo & Co.	7,478,140

	Investment Banking & Brokerage‐1.9%
6,700	Goldman Sachs Group, Inc.	995,486
200,000	Morgan Stanley	5,196,000
		6,191,486
	Property & Casualty Insurance‐2.6%
64,000	Chubb, Ltd.	8,365,440

	Regional Banks‐1.7%
150,000	BB&T Corp.	5,341,500

TOTAL FINANCIALS		32,791,267

HEALTH CARE‐21.8%
	Biotechnology‐2.8%
35,000	Amgen, Inc.	5,325,250
36,000	Celgene Corp.(1)	3,550,680
		8,875,930
	Health Care Distributors‐2.9%
63,000	Cardinal Health, Inc.	4,914,630
24,000	McKesson Corp.	4,479,600
		9,394,230

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
	Health Care Technology‐0.4%
20,000	Cerner Corp.(1)	$1,172,000

	Life Sciences Tools & Services‐1.0%
50,000	Quintiles Transnational Holdings, Inc.(1)	3,266,000

	Managed Health Care‐4.8%
55,000	Aetna, Inc.	6,717,150
60,000	UnitedHealth Group, Inc.	8,472,000
		15,189,150
	Pharmaceuticals‐9.9%
110,000	Abbott Laboratories	4,324,100
13,500	Allergan plc(1)	3,119,715
75,000	Johnson & Johnson	9,097,500
85,000	Merck & Co., Inc.	4,896,850
32,000	Perrigo Co. PLC	2,901,440
62,000	Pfizer, Inc.	2,183,020
100,000	Zoetis, Inc.	4,746,000
		31,268,625
TOTAL HEALTH CARE		69,165,935

INDUSTRIALS‐9.8%
	Aerospace & Defense‐4.8%
50,000	Boeing Co.	6,493,500
75,000	Honeywell International, Inc.	8,724,000
		15,217,500
	Air Freight & Logistics‐1.4%
30,000	FedEx Corp.	4,553,400

	Airlines‐1.0%
80,500	Southwest Airlines Co.	3,156,405

	Industrial Conglomerates‐2.6%
256,500	General Electric Co.	8,074,620
TOTAL INDUSTRIALS		31,001,925

INFORMATION TECHNOLOGY‐18.7%
	Application Software‐1.0%
13,000	salesforce.com, Inc.(1)	1,032,330
30,000	SAP SE ADR	2,250,600
		3,282,930
	Communications Equipment‐2.6%
60,000	F5 Networks, Inc.(1)	6,830,400
10,000	Palo Alto Networks, Inc.(1)	1,226,400
		8,056,800
	Computer Hardware‐2.1%
70,000	Apple, Inc.	6,692,000

	Data Processing & Outsourced Services‐2.3%
82,500	MasterCard, Inc., Class A	7,264,950

	Internet Software & Services‐3.3%
6,000	Alphabet, Inc., Class A(1)	4,221,180
Shares/Principal Amount		Value
6,016	Alphabet, Inc., Class C(1)	$4,163,674
5,368	Equinix, Inc., REIT	2,081,335
		10,466,189
	IT Consulting & Other Services‐0.3%
17,000	Cognizant Technology Solutions Corp., Class A(1)	973,080

	Semiconductors‐3.9%
61,211	Avago Technologies, Ltd.	9,512,189
35,000	NXP Semiconductors NV(1)	2,741,900
		12,254,089
	Systems Software‐3.2%
100,000	Microsoft Corp.	5,117,000
123,000	Oracle Corp.	5,034,390
		10,151,390
TOTAL INFORMATION TECHNOLOGY		59,141,428

MATERIALS‐2.3%
	Aluminum‐1.0%
328,801	Alcoa, Inc.	3,047,985

	Diversified Chemicals‐1.3%
40,000	PPG Industries, Inc.	4,166,000

TOTAL MATERIALS		7,213,985

TOTAL COMMON STOCKS (Cost $195,594,305)		284,848,965

EXCHANGE TRADED FUNDS‐2.3%
63,108	iShares® S&P 500® Growth ETF	7,357,130

TOTAL EXCHANGE TRADED FUNDS (Cost $6,823,395)		7,357,130

SHORT TERM INVESTMENTS‐8.2%
	Commercial Paper‐1.3%
$4,000,000	Exxon Mobil Corp., 0.004%, 7/27/2016	3,998,845

	Mutual Funds‐6.9%
21,856,746	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	21,856,746

TOTAL SHORT TERM INVESTMENTS (Cost $25,855,591)		25,855,591

TOTAL INVESTMENTS‐100.4% (Cost $228,273,291)		318,061,686
OTHER ASSETS AND LIABILITIES‐NET(2)‐(0.4)%		(1,362,172)
NET ASSETS‐100.0%		$316,699,514

Semi-Annual Report | June 30, 2016	7

Portfolio of Investments

WesMark Growth Fund	June 30, 2016 (Unaudited)

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2016.

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2016 (Unaudited)	WesMark Balanced Fund

At June 30, 2016, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	60.5%
EXCHANGE-TRADED FUNDS	1.4%
EQUITY PORTFOLIO SUB-TOTAL	61.9%
CORPORATE BONDS	12.3%
U.S. GOVERNMENT AGENCY- COLLATERALIZED MORTGAGE OBLIGATIONS	6.5%
TAXABLE MUNICIPAL BONDS	6.0%
U.S. GOVERNMENT AGENCY- MORTGAGE BACKED SECURITIES	5.9%
U.S. GOVERNMENT AGENCY SECURITIES	4.0%
FIXED INCOME PORTFOLIO SUB-TOTAL	34.7%
SHORT-TERM INVESTMENTS (2)	1.8%
OTHER ASSETS AND LIABILITIES - NET(3)	1.6%
TOTAL PORTFOLIO	100.0%
At June 30, 2016, the Fund's Sector Composition(4) was as follows:

Sector Composition of Common Stocks and Sector ETFs	Percentage of Common Stocks and Sector ETFs
Financials	10.5%
Consumer Staples	9.8%
Information Technology	7.7%
Industrials	6.7%
Health Care	6.4%
Energy	5.5%
Consumer Discretionary	5.2%
Utilities	3.6%
Materials	3.0%
Telecommunication Services	2.1%
Other (non-sector ETF Funds)	1.4%
Equity Portfolio Sub-Total	61.9%
U.S. Government Agencies (Combined)	16.4%
Corporate Bonds	12.3%
Taxable Municipal Bonds	6.0%
Fixed Income Portfolio Sub-Total	34.7%
Short-Term Investments (2)	1.8%
Other Assets and Liabilities - Net (3)	1.6%
Total	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's adviser.

Semi-Annual Report | June 30, 2016	9

Portfolio of Investments

WesMark Balanced Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-60.5%
CONSUMER DISCRETIONARY-5.2%
	Auto Parts & Equipment-0.9%
20,000	Johnson Controls, Inc.	$885,200

	Department Stores-1.0%
24,000	Macy's, Inc.(1)	806,640
5,000	Nordstrom, Inc.	190,250
		996,890
	Home Improvement Retail-1.6%
6,500	Home Depot, Inc.	829,985
10,000	Lowe's Cos., Inc.	791,700
		1,621,685
	Restaurants-1.7%
15,000	McDonald's Corp.	1,805,100

TOTAL CONSUMER DISCRETIONARY		5,308,875

CONSUMER STAPLES-9.8%
	Drugs Retail-0.9%
10,000	CVS Health Corp.	957,400

	Household Products-1.1%
13,500	Procter & Gamble Co.	1,143,045

	Hypermarkets & Super Centers-0.8%
11,500	Wal-Mart Stores, Inc.	839,730

	Packaged Foods & Meats-2.8%
10,000	General Mills, Inc.(1)	713,200
10,000	JM Smucker Co.	1,524,100
7,500	Nestle SA, Sponsored ADR	579,825
		2,817,125
	Soft Drinks-2.5%
20,000	Coca-Cola Co.	906,600
16,000	PepsiCo, Inc.	1,695,040
		2,601,640
	Tobacco-1.7%
25,000	Altria Group, Inc.	1,724,000

TOTAL CONSUMER STAPLES		10,082,940

ENERGY-5.5%
	Integrated Oil & Gas-4.0%
19,100	Chevron Corp.	2,002,253
15,000	Exxon Mobil Corp.	1,406,100
9,000	Occidental Petroleum Corp.	680,040
		4,088,393
	Oil & Gas Exploration & Production-0.4%
8,000	Valero Energy Corp.	408,000

	Oil & Gas Refining & Marketing-1.1%
25,000	HollyFrontier Corp.	594,250
Shares/Principal Amount		Value
14,000	Marathon Petroleum Corp.	$531,440
		1,125,690
TOTAL ENERGY		5,622,083

FINANCIALS-10.5%
	Asset Management & Custody Banks-0.8%
30,000	Federated Investors, Inc., Class B	863,400

	Consumer Finance-1.6%
30,000	Discover Financial Services	1,607,700

	Diversified Banks-1.2%
16,000	US Bancorp	645,280
13,000	Wells Fargo & Co.	615,290
		1,260,570
	Insurance Brokers-1.2%
27,000	Arthur J Gallagher & Co.	1,285,200

	Other Diversified Financial Services-1.3%
22,500	JPMorgan Chase & Co.	1,398,150

	Property & Casualty Insurance-1.6%
13,000	Chubb Ltd.	1,699,230

	Regional Banks-2.2%
25,000	BB&T Corp.	890,250
16,000	PNC Financial Services Group, Inc.	1,302,240
		2,192,490
	Retail REITS-0.6%
12,500	National Retail Properties, Inc.	646,500

TOTAL FINANCIALS		10,953,240

HEALTH CARE-6.4%
	Biotechnology-1.2%
20,000	AbbVie, Inc.	1,238,200

	Health Care Distributors-0.7%
10,000	Cardinal Health, Inc.	780,100

	Pharmaceuticals-4.5%
12,300	Eli Lilly & Co.	968,625
11,000	Johnson & Johnson(1)	1,334,300
17,000	Merck & Co., Inc.	979,370
40,000	Pfizer, Inc.	1,408,400
		4,690,695
TOTAL HEALTH CARE		6,708,995

INDUSTRIALS-6.7%
	Aerospace & Defense-2.2%
7,000	Boeing Co.	909,090
6,000	Honeywell International, Inc.	697,920

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Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
6,000	United Technologies Corp.	$615,300
		2,222,310
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	614,004

	Industrial Conglomerates-0.9%
30,000	General Electric Co.	944,400

	Industrial Machinery-0.5%
8,000	Eaton Corp. PLC(1)	477,840

	Railroads-2.5%
10,000	Norfolk Southern Corp.	851,300
20,000	Union Pacific Corp.	1,745,000
		2,596,300
TOTAL INDUSTRIALS		6,854,854

INFORMATION TECHNOLOGY-7.7%
	Communications Equipment-0.8%
30,000	Cisco Systems, Inc.	860,700

	Computer Hardware-2.4%
26,000	Apple, Inc.	2,485,600

	Semiconductor Equipment-0.6%
27,000	Applied Materials, Inc.	647,190

	Semiconductors-3.2%
24,000	Intel Corp.	787,200
23,850	Microchip Technology, Inc.	1,210,626
20,000	Texas Instruments, Inc.	1,253,000
		3,250,826
	Systems Software-0.7%
14,000	Microsoft Corp.	716,380

TOTAL INFORMATION TECHNOLOGY		7,960,696

MATERIALS-3.0%
	Diversified Chemicals-1.8%
20,000	Dow Chemical Co.	994,200
13,000	EI du Pont de Nemours & Co.	842,400
		1,836,600
	Paper Products-1.2%
30,000	International Paper Co.(1)	1,271,400

TOTAL MATERIALS		3,108,000

TELECOMMUNICATION SERVICES-2.1%
	Integrated Telecommunication Services-2.1%
25,000	AT&T, Inc.	1,080,250
Shares/Principal Amount		Value
20,000	Verizon Communications, Inc.	$1,116,800
		2,197,050
TOTAL TELECOMMUNICATION SERVICES		2,197,050

UTILITIES-3.6%
	Electric Utilities-2.5%
15,000	Duke Energy Corp.	1,286,850
10,000	NextEra Energy, Inc.	1,304,000
		2,590,850
	Multi-Utilities-1.1%
15,000	Dominion Resources, Inc.	1,168,950

TOTAL UTILITIES		3,759,800

TOTAL COMMON STOCKS (Cost $47,004,139)		62,556,533

EXCHANGE TRADED FUNDS-1.4%
18,000	SPDR® Barclays Convertible Securities ETF	789,120
7,800	SPDR® S&P® Dividend ETF	654,576

TOTAL EXCHANGE TRADED FUNDS (Cost $1,413,013)		1,443,696

CORPORATE BONDS-12.3%
	Automobile Manufacturers-1.0%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	981,915

	Banks-1.0%
1,000,000	PNC Bank NA, 3.250%, 6/1/2025	1,064,217

	Diversified Banks-1.0%
1,000,000	Wells Fargo & Co., 3.450%, 2/13/2023	1,036,031

	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,033,420

	Industrial Gases-0.9%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	905,988

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	515,605

Semi-Annual Report | June 30, 2016	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-0.5%
$500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	$485,598

	Other Diversified Financial Services-1.0%
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,062,348

	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	500,226

	Pharmaceuticals-1.5%
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	547,915
1,000,000	Zoetis, Inc., 3.250%, 2/1/2023	1,020,607
		1,568,522
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	772,881

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	509,782

	Semiconductors-1.0%
1,000,000	Lam Research Corp., 3.900%, 6/15/2026	1,054,059

	Software & Services-1.2%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	409,591
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	804,830
		1,214,421
TOTAL CORPORATE BONDS (Cost $12,305,660)		12,705,013

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-6.5%
	Federal National Mortgage Association-5.0%
1,123,066	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,213,474
753,842	Series 2012-54, Class WA, 3.000%, 4/25/2032	790,599
718,401	Series 2013-72, Class HG, 3.000%, 4/25/2033	760,813
Shares/Principal Amount		Value
$791,233	Series 2013-9, Class KB, 2.500%, 12/25/2042	$834,458
592,322	Series 2012-100, Class NA, 2.000%, 11/25/2041	598,633
947,874	Series 2015-4517, Class PC, 2.500%, 5/15/2044	979,595
		5,177,572
	Government National Mortgage Association-1.5%
639,279	Series 2012-84, Class TA, 2.500%, 3/20/2042	657,510
801,373	Series 2013-88, Class LV, 2.500%, 9/16/2026	835,892
		1,493,402
TOTAL U.S. GOVERNMENT AGENCY -COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,504,132)		6,670,974

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.9%
	Commercial Mortgage-Backed Securities-2.2%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,662,316
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	530,655
		2,192,971
	Federal Home Loan Mortgage Corp.-2.2%
748,864	Pool G30681, 3.500%, 1/1/2034	802,261
433,243	Pool G18527, 3.000%, 10/1/2029	455,132
961,017	Pool C91482, 3.500%, 7/1/2032	1,030,285
		2,287,678
	Federal National Mortgage Association-1.5%
41,674	Pool 254831, 5.000%, 8/1/2023	46,250
469,893	Pool AM3301, 2.350%, 5/1/2023	488,943
658,712	Pool MA1449, 3.000%, 5/1/2028	691,736
187,564	Pool AE0375, 4.000%, 7/1/2025	200,044
137,916	Pool AD6175, 4.000%, 9/1/2025	145,936
		1,572,909
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES (Cost $5,777,646)		6,053,558

U.S. GOVERNMENT AGENCY SECURITIES-4.0%
	Federal Farm Credit Bank-1.3%
1,300,000	2.940%, 10/27/2025	1,302,155

	Federal Home Loan Bank-1.5%
1,000,000	2.620%, 9/23/2027	996,055
450,000	5.250%, 6/10/2022	550,054

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Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
		$1,546,109
	Federal Home Loan Mortgage Corp.-1.2%
500,000	2.500%, 12/26/2025	500,233
750,000	2.050%, 5/22/2023	750,389
		1,250,622
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $4,011,607)		4,098,886

TAXABLE MUNICIPAL BONDS-6.0%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	569,220

	Florida-0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	353,340
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	515,117
		868,457
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	215,170

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	295,364

	Ohio-0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	713,084

	Pennsylvania-1.4%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	582,845
Shares/Principal Amount		Value
$250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	$273,635
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	556,490
		1,412,970
	Utah-1.0%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	988,776

	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	565,830

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	574,175

TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,628,323)		6,203,046

SHORT TERM INVESTMENTS-1.8%
	Mutual Funds-1.8%
1,888,813	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,888,813
TOTAL SHORT TERM INVESTMENTS (Cost $1,888,813)		1,888,813

TOTAL INVESTMENTS-98.4% (Cost $84,533,333)		101,620,519
OTHER ASSETS AND LIABILITIES-NET(3)-1.6%		1,639,889
NET ASSETS-100.0%		$103,260,408

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS((0.1%))
(191)	Chevron Corp., Expires 07/22/2016, Exercise Price $107.00	$(14,325)

Semi-Annual Report | June 30, 2016	13

Portfolio of Investments

WesMark Balanced Fund	June 30, 2016 (Unaudited)

Number of Contracts		Value
(80)	Eaton Corp. PLC, Expires 07/22/2016, Exercise Price $64.50	$(1,800)
(100)	General Mills, Inc., Expires 07/15/2016, Exercise Price	(63,000)
(300)	International Paper Co., Expires 07/15/2016, Exercise Price	(1,500)
(110)	Johnson & Johnson, Expires 07/22/2016, Exercise Price$119.00	(28,820)
(240)	Macy's, Inc., Expires 07/22/2016, Exercise Price $36.50	(5,040)

TOTAL WRITTEN CALL OPTIONS (Premiums received $64,307)		$(114,485)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2016.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2016.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at June 30, 2016.

See Notes to Financial Statements which are an integral part of the Financial Statements.

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Portfolio of Investments Summary Table

June 30, 2016 (Unaudited)	WesMark Government Bond Fund

At June 30, 2016, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE	52.1%
U.S. GOVERNMENT AGENCY ‐MORTGAGE BACKED SECURITIES	18.9%
TAXABLE MUNICIPAL BONDS	17.6%
U.S. TREASURY BONDS	4.6%
SHORT‐TERM INVESTMENTS(2)	3.5%
U.S. GOVERNMENT AGENCY	3.1%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	0.2%
TOTAL PORTFOLIO	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Report | June 30, 2016	15

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-52.1%
	Federal Home Loan Mortgage Corp. -21.6%
$53,254	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	$54,894
651,386	Series 2005-3030, Class FL, 0.842%, 9/15/2035, REMIC(1)	649,609
31,284	Series 2007-3342, Class FT, 0.892%, 7/15/2037, REMIC(1)	31,439
304,162	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	314,460
183,231	Series 2009-3540, Class KF, 1.492%, 11/15/2036, REMIC(1)	187,746
1,402,821	Series 2010-3758, Class FB, 0.942%, 11/15/2040, REMIC(1)	1,406,264
2,313,696	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	2,345,417
2,187,783	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,287,265
7,667,525	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	7,778,718
4,158,480	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	4,196,348
5,720,581	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	5,798,540
2,323,797	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	2,391,023
4,175,717	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	4,235,076
3,474,994	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	3,440,530
3,773,691	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	3,760,157
3,301,304	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	3,376,786
2,554,391	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	2,638,206
806,994	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	823,915
1,578,564	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,614,787
2,521,825	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	2,640,446
2,900,629	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,982,825
1,011,685	Series 2007-3386, Class FP, 0.692%, 2/15/2037(1)	1,007,374
1,054,703	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	1,065,602
1,574,418	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,578,635
		56,606,062

Shares/Principal Amount		Value
	Federal National Mortgage Association-28.2%
$1,722,654	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	$1,830,077
2,400,476	Series 2005-13, Class FQ, 0.853%,3/25/2035, REMIC(1)	2,399,142
973,535	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	971,429
1,442,696	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	1,476,659
3,153,253	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC	3,194,465
3,188,665	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,144,669
3,491,629	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,448,022
3,265,364	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,291,977
2,672,489	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	2,751,284
1,985,319	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	1,995,455
2,376,739	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	2,473,375
2,818,239	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,880,581
3,538,047	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	3,699,369
3,489,623	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	3,551,711
3,230,746	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	3,365,155
3,424,911	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	3,534,066
1,071,381	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,157,628
3,926,494	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	4,006,639
785,116	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	798,557
1,154,465	Series 2012-58, Class PA, 2.000%, 4/25/2042	1,166,152
2,554,044	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,596,665
598,714	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	585,343
3,223,772	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	3,440,605
3,174,227	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	3,323,552
3,459,339	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	3,636,153
1,350,357	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,413,368

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Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$1,396,914	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	$1,418,930
799,853	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	802,109
1,978,234	Series 2016-29, Class PC, 2.000%, 8/25/2045	1,996,358
2,110,929	Series 2013-4204, Class AD, 1.500%, 8/15/2042	2,100,445
1,150,662	Series 2012-50, Class ED, 2.250%, 8/20/2040	1,155,379
		73,605,319
	Government National Mortgage Association-2.3%
1,234,081	Series 2011-11, Class PC, 2.000%, 4/20/2040	1,243,560
825,569	Series 2012-48, Class MA, 2.500%, 4/16/2042	860,070
2,366,579	Series 2013-38, Class KA, 1.250%, 2/20/2042	2,281,222
1,510,560	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,590,686
		5,975,538
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,535,284)		136,186,919

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-18.9%
	Federal Home Loan Mortgage Corp.-2.1%
1,345,285	Pool J16706, 3.000%, 9/1/2021	1,412,732
2,091,297	Pool T45079, 2.500%, 5/1/2030	2,149,091
545,118	Pool C91349, 4.500%, 12/1/2030	599,134
1,326,299	Pool C91361, 4.000%, 3/1/2031	1,433,342
		5,594,299
	Federal National Mortgage Association-14.9%
493,865	Pool 972080, 5.000%, 2/1/2023	530,942
1,210,977	Pool AM2737, 1.660%, 3/1/2023	1,219,467
1,566,079	Pool AT2054, 2.500%, 4/1/2028	1,615,782
4,910,195	Pool MA0641, 4.000%, 2/1/2031	5,317,900
2,700,667	Pool MA0667, 4.000%, 3/1/2031	2,924,971
2,093,082	Pool MA0695, 4.000%, 4/1/2031	2,266,942
1,310,821	Pool MA0756, 4.000%, 6/1/2031	1,419,169
3,501,408	Pool MA0818, 4.000%, 8/1/2031	3,792,577
1,038,814	Pool 889372, 6.000%, 12/1/2032	1,200,107
3,657,772	Pool MA1459, 3.000%, 6/1/2033	3,857,038
4,173,995	Pool AL5169, 4.000%, 4/1/2034	4,538,990
3,696,789	Pool 995026, 6.000%, 9/1/2036	4,295,292
377,027	Pool AI7929, 4.000%, 8/1/2041	404,644
1,003,744	Pool AL6620, 4.500%, 8/1/2042	1,119,439
1,874,037	Pool 890560, 2.500%, 9/1/2028	1,945,105
2,270,356	Pool MA1820, 2.500%, 1/1/2029	2,335,035
		38,783,400

Shares/Principal Amount		Value
	FGLMC Collateral-1.3%
$3,095,942	4.500%, 6/1/2026	$3,309,750

	Government National Mortgage Association-0.6%
655,707	Pool 589693, 4.500%, 7/15/2029	726,279
867,097	Pool G24828, 4.500%, 10/20/2040	902,176
		1,628,455
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES (Cost $47,877,043)		49,315,904

U.S. GOVERNMENT AGENCY SECURITIES-3.1%
	Federal Farm Credit Bank-1.9%
5,000,000	2.100%, 12/5/2022	5,000,170

	Federal Home Loan Mortgage Corp.-1.2%
3,000,000	2.080%, 5/22/2023	3,104,049

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $8,000,000)		8,104,219

U.S. TREASURY BONDS-4.6%
	U.S. Treasury Bonds-4.6%
8,000,000	7.625%, 2/15/2025	12,074,688

TOTAL U.S. TREASURY BONDS (cost $11,718,327)		12,074,688

TAXABLE MUNICIPAL BONDS-17.6%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	555,435

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,155,010

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	689,510

Semi-Annual Report | June 30, 2016	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
	Colorado-0.9%
$1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	$1,145,290
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,206,990
		2,352,280
	Florida-0.5%
1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	1,158,490

	Illinois-0.0%
4,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	4,325

	Indiana-1.0%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	567,787
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	810,949
700,000	3.150%, 7/15/2023	738,031
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	515,228
		2,631,995
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	486,000
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	208,254
380,000	5.500%, 9/1/2023	395,652
		1,089,906
	Kentucky-0.9%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,618,251
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	332,337

Shares/Principal Amount		Value
$315,000	5.250%, 12/1/2025	$348,396
		2,298,984
	Michigan-0.7%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	626,596
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	356,264
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	923,901
		1,906,761
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	546,535

	Mississippi-0.1%
205,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	228,249

	Missouri-0.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,868,038

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	265,026

	New York-0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	588,340
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	689,085
		1,277,425
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,108,548

	Ohio-3.5%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,400,775

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	$323,230
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,064,620
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	609,940
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	604,910
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,112,624
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	196,734
260,000	5.500%, 12/1/2022	289,565
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,136,550
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	643,243
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	824,200
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,011,708
		9,218,099
	Oklahoma-0.2%
560,000	City of Oklahoma City OK, General Obligation Limited Bonds, 3.750%, 9/1/2030	621,225

	Oregon-0.7%
700,000	Washington County Clean Water Services, 5.701%, 10/1/2030	923,503
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	932,115
		1,855,618

Shares/Principal Amount		Value
	Pennsylvania-1.2%
$1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	$1,126,660
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,037,220
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	328,362
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,530
		3,046,772
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,035,158

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, 4.848%, 9/15/2027	1,214,900

	Texas-2.6%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	598,310
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,099,160
1,000,000	North East Independent School District, 5.240%, 8/1/2027	1,267,270
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,145,580
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,574,406
		6,684,726
	Utah-0.7%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	565,315

Semi-Annual Report | June 30, 2016	19

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
$1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	$1,149,740
		1,715,055
	Virginia-0.2%
500,000	Virginia Beach VA, Government Public Improvement Bonds, 5.200%, 3/15/2030	566,725

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	201,562
345,000	Series D, 5.000%, 6/1/2028	346,859
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	258,825
		807,246
TOTAL TAXABLE MUNICIPAL BONDS (Cost $42,430,249)		45,902,041

SHORT TERM INVESTMENTS-3.5%
	Mutual Funds-3.5%
9,117,265	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	9,117,265

TOTAL SHORT TERM INVESTMENTS (Cost $9,117,265)		9,117,265

TOTAL INVESTMENTS-99.8% (Cost $253,678,168)		260,701,036
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		452,188
NET ASSETS-100.0%		$261,153,224

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2016.

See Notes to Financial Statements which are an integral part of the Financial Statements.

20	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2016 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2016, the Fund's Portfolio Composition(1) was as follows:

Industry	Percentage of Total Net Assets
MUNICIPAL BONDS	98.4%
SHORT-TERM INVESTMENTS(2)	1.1%
OTHER ASSETS AND LIABILITES - NET(3)	0.5%
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.5%
1-3 Years	6.2%
3-5 Years	4.6%
5-10 Years	57.5%
10 Years or Greater	29.6%
Short-Term Investments(2)	1.1%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL	100.0%

S&P® Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
AAA	13.5%
AA	33.3%
A	24.9%
Not rated by S&P	26.7%
Short-Term Investments(2)	1.1%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
Aaa	6.5%
Aa	28.1%
A	21.0%
Baa	0.9%
Not rated by Moody's	41.9%
Short-Term Investments(2)	1.1%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category.

Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Semi-Annual Report | June 30, 2016	21

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS‐98.4%
	Alabama‐0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,060,786

	Arizona‐0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	595,965

	Florida‐0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	709,692

	Maryland‐1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,221,790

	North Carolina‐0.5%
500,000	State of North Carolina, General Obligation Unlimited Bonds, Series A, 5.000%, 5/1/2029	579,245

	Ohio‐1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,378,443

	Pennsylvania‐0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,662
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,530
		860,192

	Texas‐0.6%
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	215,614
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	587,410
		803,024
Shares/Principal Amount		Value
	West Virginia‐92.5%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
$1,170,000	3.375%, 5/1/2022	$1,266,080
400,000	4.000%, 5/1/2024	444,856
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
300,000	3.000%, 12/1/2029	312,471
880,000	4.125%, 12/1/2030	887,586
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	209,948
100,000	Series B, 2.600%, 12/1/2023	105,687
100,000	Series B, 2.800%, 12/1/2024	106,708
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
500,000	Series A, 2.200%, 12/1/2022	514,180
370,000	Series C, 3.000%, 12/1/2029	399,918
345,000	Series D, 3.000%, 12/1/2024	380,262
585,000	Series D, 3.000%, 12/1/2025	647,069
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	344,289
410,000	5.000%, 6/1/2028	511,229
655,000	5.000%, 6/1/2029	813,431
1,045,000	Series A, 3.500%, 10/1/2023	1,085,379
1,100,000	Series A, 3.650%, 10/1/2024	1,144,627
700,000	Series A, 4.650%, 3/1/2037	718,718
285,000	Series C, 3.500%, 10/1/2025	298,327
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	620,270
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,274,336
1,100,000	3.000%, 6/1/2026	1,196,778
965,000	3.000%, 6/1/2027	1,036,806
100,000	3.000%, 6/1/2030	105,688
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	213,800
205,000	3.750%, 6/1/2025	226,006

22	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$215,000	3.850%, 6/1/2026	$236,973
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	198,411
190,000	Series A, 3.000%, 3/1/2026	203,836
620,000	Series A, 4.000%, 3/1/2029	706,149
405,000	Series A, 3.500%, 12/1/2030	438,336
135,000	Series E, 3.000%, 6/1/2023	136,289
135,000	Series E, 3.300%, 6/1/2025	137,026
125,000	Series E, 3.400%, 6/1/2026	126,872
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	191,581
195,000	Series A, 2.750%, 12/1/2019	196,295
895,000	Series A, 4.400%, 8/1/2025	908,550
245,000	Series A, 3.500%, 12/1/2026	246,928
250,000	Series A, 3.600%, 12/1/2027	251,873
265,000	Series A, 3.700%, 12/1/2028	266,982
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	664,704
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	407,024
600,000	Series A, 2.200%, 9/1/2019	614,748
160,000	Series E, 3.000%, 6/1/2018	165,186
170,000	Series E, 3.000%, 6/1/2020	179,630
180,000	Series E, 3.000%, 6/1/2022	190,787
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	534,617
515,000	2.750%, 7/1/2023	529,008
500,000	4.000%, 7/1/2024	541,250
605,000	3.000%, 7/1/2025	622,987
575,000	3.100%, 7/1/2026	592,060
1,000,000	3.150%, 7/1/2027	1,027,600
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	321,216
300,000	3.000%, 11/1/2028	317,211
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.500%, 10/1/2016	55,042
230,000	4.000%, 10/1/2020	230,216
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	252,945
Shares/Principal Amount		Value
$490,000	Series A, 3.500%, 9/1/2027, (AGM)	$497,090
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	244,191
600,000	Series B, 4.000%, 12/1/2027	647,730
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	564,510
535,000	Series A, 3.000%, 6/1/2029	565,431
555,000	Series A, 3.000%, 6/1/2030	583,283
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	845,248
1,400,000	Series B, 3.000%, 6/1/2024	1,459,052
1,000,000	Series B, 3.100%, 6/1/2025	1,043,020
	Hampshire County Building Commission Lease Revenue Bonds:
250,000	Series A, 3.500%, 1/1/2020	257,942
720,000	Series A, 5.000%, 1/1/2030	768,514
	Hardy County, West Virginia, Board of Education:
1,285,000	2.250%, 6/1/2024	1,332,596
1,000,000	2.450%, 6/1/2026	1,037,950
610,000	2.625%, 6/1/2028	631,814
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	152,227
135,000	Series A, 3.250%, 6/1/2023	136,935
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL‐RE)	1,217,488
1,000,000	5.000%, 5/1/2022, (NATL‐RE)	1,035,900
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	333,423
250,000	Series A, 4.000%, 2/1/2023	276,800
450,000	Series A, 3.000%, 2/1/2025	471,964
750,000	Series A, 3.125%, 2/1/2026	787,673
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	505,085

Semi-Annual Report | June 30, 2016	23

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount		Value
$1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	$1,868,877
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	673,344
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,894,173
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,218,159
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	717,671
1,220,000	3.000%, 6/1/2023	1,334,533
795,000	3.000%, 6/1/2026	863,752
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
724,000	Series A, 5.375%, 7/1/2018, (AMBAC)	752,178
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,415,080
2,505,000	Series C, 5.375%, 7/1/2021	2,828,095
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	720,954
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,954,277
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	585,770
1,000,000	4.000%, 6/1/2023	1,114,730
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,386,343
755,000	Series B, 3.500%, 11/1/2026	818,631
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,732
Shares/Principal Amount		Value
$860,000	4.750%, 6/1/2022	$862,365
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,820,725
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,814,033
315,000	Series A, 3.375%, 6/1/2029	337,393
365,000	Series B, 3.375%, 10/1/2023	397,219
390,000	Series B, 3.500%, 10/1/2024	425,225
415,000	Series B, 3.625%, 10/1/2025	453,329
435,000	Series B, 3.750%, 10/1/2026	474,237
545,000	Series C, 3.000%, 6/1/2023	587,635
310,000	Series C, 3.500%, 6/1/2030	333,575
515,000	Series D, 5.000%, 6/1/2025	646,624
600,000	Series D, 3.250%, 6/1/2028	644,142
330,000	Series D, 3.375%, 6/1/2029	353,460
355,000	Series D, 3.500%, 6/1/2030	381,998
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	523,195
2,050,000	2.500%, 12/15/2022	2,092,517
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,824
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	352,037
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,089,410
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,709,730
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	252,131
405,000	Series A, 4.000%, 4/1/2020	447,242
300,000	Series A, 4.250%, 4/1/2023	308,142
485,000	Series A, 5.000%, 4/1/2026	556,538
360,000	Series B, 3.200%, 4/1/2024	387,547
375,000	Series B, 3.375%, 4/1/2025	406,620
385,000	Series B, 3.500%, 4/1/2026	417,883
400,000	Series B, 3.600%, 4/1/2027	433,832

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Portfolio of Investments

June 30, 2016 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$825,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	$826,089
	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement):
1,000,000	Series D, 5.375%, 6/1/2028, (AGM)	1,104,740
1,000,000	Series D, 4.000%, 6/1/2029	1,145,950
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	605,652
325,000	Series A, 3.600%, 5/1/2022	350,678
1,340,000	Series A, 3.200%, 11/1/2023	1,429,727
700,000	Series A, 3.800%, 11/1/2024	739,375
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	465,075
450,000	4.250%, 7/1/2018	480,622
310,000	5.000%, 7/1/2026	336,183
500,000	Series A, 3.000%, 7/1/2025	537,730
700,000	Series A, 3.125%, 7/1/2026	751,583
200,000	Series B, 3.000%, 7/1/2018	208,490
370,000	Series B, 4.000%, 7/1/2023	408,835
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	629,105
515,000	Series A, 5.000%, 7/1/2026	633,744
535,000	Series A, 5.000%, 7/1/2027	655,573
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	347,291
340,000	Series A, 2.550%, 10/1/2021	349,088
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	429,335
345,000	Series B, 5.000%, 10/1/2025	405,582
750,000	Series B, 4.125%, 10/1/2031	834,758
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,101,194
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,450
Shares/Principal Amount		Value
$435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	$526,568
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B‐I, 4.000%, 11/1/2024	287,218
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B‐I, 4.000%, 11/1/2025	1,593,634
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A‐II, 3.000%, 11/1/2024	646,418
600,000	Series A‐II, 3.250%, 11/1/2025	647,844
1,000,000	Series A‐II, 5.000%, 11/1/2025, (NATL‐RE FGIC)	1,003,110
900,000	Series A‐II, 4.250%, 11/1/2026, (NATL‐RE FGIC)	902,250
1,000,000	Series A‐II, 5.000%, 11/1/2033, (NATL‐RE FGIC)	1,002,760
725,000	Series B‐II, 4.000%, 11/1/2025	827,769
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,520
1,000,000	Series B‐IV, 5.125%, 11/1/2024, (AMBAC)	1,003,100
650,000	Series B‐IV, 4.750%, 11/1/2035, (AMBAC)	651,495
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,123,520
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
625,000	Series A, 3.000%, 6/1/2018	650,788
875,000	Series A, 3.000%, 6/1/2019	913,920
		113,462,317
TOTAL MUNICIPAL BONDS (Cost $114,701,452)		120,671,454

SHORT TERM INVESTMENTS‐1.1%
	Mutual Funds‐1.1%
1,334,484	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	1,334,484

Semi-Annual Report | June 30, 2016	25

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2016 (Unaudited)

Shares/Principal Amount	Value
TOTAL SHORT TERM INVESTMENTS (Cost $1,334,484)	$1,334,484

TOTAL INVESTMENTS‐99.5% (Cost $116,035,936)	122,005,938
OTHER ASSETS AND LIABILITIES‐NET(1)‐0.5%	635,297
NET ASSETS‐100.0%	$122,641,235

(1)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2016.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	WesMark Small Company Growth Fund	WesMark GrowthFund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
ASSETS:

Investments in securities, at value (cost - see below)	$90,520,552	$318,061,686	$101,620,519	$260,701,036	$122,005,938
Cash	16,375	55,941	23,040	–	–

RECEIVABLE FOR:
Dividends and interest	46,712	286,496	295,273	1,158,770	977,080
Investments sold	4,520,175	–	–	–	–
Fund shares sold	233,187	639,748	1,920,629	470,876	2,841
Receivable due from Advisor	–	–	–	6	–
Prepaid expenses	6,773	19,572	10,580	15,283	8,255
Total Assets	95,343,774	319,063,443	103,870,041	262,345,971	122,994,114

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $64,307, $– and $–)	–	–	114,485	–	–
Investments purchased	4,333,030	–	–	–	–
Fund shares redeemed	507,217	2,252,714	441,642	779,208	132,549
Income distribution payable	–	–	–	311,113	154,435
Investment advisory fees	36	106	17	–	1
Fund Accounting and Administration fees	8,718	21,724	14,521	33,173	24,388
Audit and Legal fees	10,048	10,038	10,038	10,038	9,478
Shareholder Services fee (Note 5)	19,339	68,867	21,244	53,401	27,372
Transfer Agency fees	3,833	7,120	4,050	3,379	2,072
Registration fees	98	–	430	–	271
Printing and Postage fees	2,415	2,355	2,289	1,321	1,443
Trustees' fees and expenses	36	55	79	274	14
Chief compliance officer fees	818	818	818	818	818
Other accrued liabilities and expenses	457	132	20	22	38
Total Liabilities	4,886,045	2,363,929	609,633	1,192,747	352,879
Net Assets	$90,457,729	$316,699,514	$103,260,408	$261,153,224	$122,641,235

NET ASSETS CONSIST OF :

Paid-in capital	$62,129,391	$211,726,468	$85,455,613	$253,510,455	$116,587,991
Accumulated net investment income (loss)	(121,512)	91,442	28,397	(133,206)	–
Accumulated net realized gain on investments and written options	5,380,634	15,093,209	739,390	753,107	83,242
Net unrealized appreciation on investments and written options	23,069,216	89,788,395	17,037,008	7,022,868	5,970,002
Net Assets	$90,457,729	$316,699,514	$103,260,408	$261,153,224	$122,641,235

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,435,341	18,370,332	8,498,245	25,602,026	11,367,194
Net asset value, offering price & redemption price per share	$12.17	$17.24	$12.15	$10.20	$10.79
Investments, at identified cost	$67,451,336	$228,273,291	$84,533,333	$253,678,168	$116,035,936

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2016	27

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$423,335	$2,508,636	$938,403	$1,832	$587
Interest	–	178	609,019	3,201,555	1,840,446
Total Investment Income	423,335	2,508,814	1,547,422	3,203,387	1,841,033

EXPENSES:

Investment adviser fee (Note 5)	329,628	1,172,684	370,700	773,639	361,013
Fund Accounting and Administration fee (Note 5)	37,211	118,520	45,725	112,604	60,966
Custodian fees (Note 5)	10,595	20,246	8,696	16,064	9,213
Transfer agent fees	16,650	28,777	18,762	18,217	14,116
Trustees' fees (Note 8)	11,472	21,441	11,843	18,540	12,577
Auditing fees	8,922	8,922	8,922	8,922	8,931
Chief compliance officer fees	305	305	305	305	305
Legal fees	5,825	5,827	5,827	5,827	7,735
Shareholder services fee (Note 5)	109,876	390,895	123,567	322,349	150,422
Registration fees	6,808	7,099	6,590	6,850	3,857
Printing and Postage fees	2,853	2,954	2,922	3,339	3,460
Insurance premiums	2,790	10,006	3,147	7,047	3,294
Miscellaneous	1,912	6,889	2,046	5,151	2,359
Total Expenses	544,847	1,794,565	609,052	1,298,854	638,248

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(19,371)
Net Expenses	544,847	1,794,565	609,052	1,298,854	618,877
Net Investment Income (Loss)	(121,512)	714,249	938,370	1,904,533	1,222,156

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	6,427,496	16,711,627	670,702	1,326,874	36,718
Net realized gain on written options	–	–	65,250	–	–
Net change in unrealized appreciation (depreciation) of investments	(9,120,537)	(32,497,189)	3,549,206	5,651,030	2,492,793
Net change in unrealized depreciation of written options	–	–	(50,178)	–	–
Net realized and unrealized gain (loss) on investments	(2,693,041)	(15,785,562)	4,234,980	6,977,904	2,529,511
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,814,553)	$(15,071,313)	$5,173,350	$8,882,437	$3,751,667

*Foreign tax withholding	$–	$11,227	$8,063	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

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Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(121,512)	$(461,443)	$714,249	$1,517,972
Net realized gain	6,427,496	4,872,999	16,711,627	7,104,294
Net change in unrealized depreciation	(9,120,537)	(6,995,083)	(32,497,189)	(15,008,109)
Net decrease in net assets resulting from operations	(2,814,553)	(2,583,527)	(15,071,313)	(6,385,843)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(638,819)	(1,591,161)
From net realized capital gains	–	(5,808,625)	–	(10,499,288)
Decrease in net assets from distributions to shareholders	–	(5,808,625)	(638,819)	(12,090,449)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,255,702	10,856,114	11,048,394	21,888,786
Shares issued in reinvestment of distributions	–	2,471,262	231,815	4,527,085
Cost of shares redeemed	(4,238,150)	(9,997,269)	(12,599,454)	(33,697,867)
Net increase (decrease) resulting from beneficial interest transactions	1,017,552	3,330,108	(1,319,245)	(7,281,996)
Net Decrease in Net Assets	(1,797,001)	(5,062,045)	(17,029,377)	(25,758,288)

NET ASSETS:
Beginning of Period	92,254,730	97,316,775	333,728,891	359,487,179
End of Period*	$90,457,729	$92,254,730	$316,699,514	$333,728,891

*Including accumulated net investment income (loss) of:	$(121,512)	$–	$91,442	$16,012

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2016	29

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$938,370	$1,617,795	$1,904,533	$4,011,060
Net realized gain(1)	735,952	3,927,219	1,326,874	49,721
Long-term capital gain distributions from other investment companies	–	35,995	–	–
Net change in unrealized appreciation (depreciation)	3,499,028	(7,567,535)	5,651,030	(1,779,200)
Net increase (decrease) in net assets resulting from operations	5,173,350	(1,986,508)	8,882,437	2,281,581

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(963,033)	(1,690,448)	(2,175,752)	(4,556,355)
From net realized capital gains	–	(4,831,314)	–	–
Decrease in net assets from distributions to shareholders	(963,033)	(6,521,762)	(2,175,752)	(4,556,355)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,245,208	16,236,965	13,835,304	21,589,804
Shares issued in reinvestment of distributions	189,027	1,318,917	358,200	770,678
Cost of shares redeemed	(7,433,337)	(10,400,444)	(17,844,301)	(33,967,472)
Net increase (decrease) resulting from beneficial interest transactions	(1,999,102)	7,155,438	(3,650,797)	(11,606,990)
Net Increase (Decrease) in Net Assets	2,211,215	(1,352,832)	3,055,888	(13,881,764)

NET ASSETS:
Beginning of Period	101,049,193	102,402,025	258,097,336	271,979,100
End of Period*	$103,260,408	$101,049,193	$261,153,224	$258,097,336

*Including accumulated net investment income (loss) of:	$28,397	$53,060	$(133,206)	$138,013

(1)	Prior to December 31, 2015, the Funds presented realized gain/loss by investment type. This change in presentation was made to conform to industry standards and had no effect on the Funds' change in net assets.

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For theYear Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,222,156	$2,624,192
Net realized gain	36,718	145,444
Net change in unrealized appreciation (depreciation)	2,492,793	(244,233)
Net increase in net assets resulting from operations	3,751,667	2,525,403

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,222,156)	(2,608,914)
From net realized capital gains	–	(167,831)
Decrease in net assets from distributions to shareholders	(1,222,156)	(2,776,745)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,241,842	9,635,048
Shares issued in reinvestment of distributions	271,934	644,862
Cost of shares redeemed	(3,858,104)	(12,540,463)
Net increase (decrease) resulting from beneficial interest transactions	1,655,672	(2,260,552)
Net Increase (Decrease) in Net Assets	4,185,183	(2,511,895)

NET ASSETS:
Beginning of Period	118,456,052	120,967,947
End of Period*	$122,641,235	$118,456,052

*Including accumulated net investment income of:	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2016	31

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$12.58		$13.79	$13.75	$10.00	$10.09	$10.82
Income (Loss) from Investment Operations:
Net Investment Loss	(0.02)		(0.06)	(0.09)	(0.09)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)		(0.32)	0.51	4.05	0.48	0.08
Total from Investment Operations	(0.41)		(0.38)	0.42	3.96	0.42	0.01

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	–		(0.83)	(0.38)	(0.21)	(0.51)	(0.74)
Total Distributions	–		(0.83)	(0.38)	(0.21)	(0.51)	(0.74)
Net Asset Value, End of Year	$12.17		$12.58	$13.79	$13.75	$10.00	$10.09

Total Return	(3.26	)%(2)	(2.87)%	3.08%	39.95%	4.14%	0.07%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.24	%(3)	1.22%	1.22%	1.24%	1.27%	1.29%
Net Investment Loss	(0.28	)%(3)	(0.47)%	(0.66)%	(0.74)%	(0.62)%	(0.67)%
Net Assets Value End of Year (000 omitted)	$90,458		$92,255	$97,317	$92,566	$67,261	$67,543
Portfolio Turnover Rate	26%		45%	16%	15%	71%	89%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$18.10		$19.12	$17.89	$13.64	$12.55	$13.45
Income (Loss) from Investment Operations:
Net Investment Income	0.03		0.09	0.08	0.07	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		(0.45)	1.82	4.66	1.39	(0.89)
Total from Investment Operations	(0.83)		(0.36)	1.90	4.73	1.48	(0.83)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.03)		(0.09)	(0.08)	(0.07)	(0.08)	(0.07)
From Net Realized Gain on Investments	–		(0.57)	(0.59)	(0.41)	(0.31)	–
Total Distributions	(0.03)		(0.66)	(0.67)	(0.48)	(0.39)	(0.07)
Net Asset Value, End of Year	$17.24		$18.10	$19.12	$17.89	$13.64	$12.55

Total Return	(4.56	)%(2)	(1.94)%	10.66%	34.92%	11.75%	(6.13)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.15	%(3)	1.14%	1.14%	1.15%	1.16%	1.17%
Net Investment Income	0.46	%(3)	0.43%	0.47%	0.42%	0.66%	0.52%
Net Assets Value End of Year (000 omitted)	$316,700		$333,729	$359,487	$341,781	$272,140	$260,667
Portfolio Turnover Rate	30%		21%	16%	19%	83%	95%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2016	33

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$11.65		$12.67	$12.09	$11.02	$10.56	$10.23
Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.19	0.20	0.19	0.21	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.51		(0.43)	0.70	1.30	0.68	0.33
Total from Investment Operations	0.61		(0.24)	0.90	1.49	0.89	0.51

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)		(0.20)	(0.19)	(0.20)	(0.20)	(0.18)
From Net Realized Gain on Investments	–		(0.58)	(0.13)	(0.22)	(0.23)	–
Total Distributions	(0.11)		(0.78)	(0.32)	(0.42)	(0.43)	(0.18)
Net Asset Value, End of Year	$12.15		$11.65	$12.67	$12.09	$11.02	$10.56

Total Return	5.30	%(2)	(1.94)%	7.50%	13.57%	8.44%	5.08%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23	%(3)	1.22%	1.22%	1.25%	1.27%	1.31%
Net Investment Income	1.90	%(3)	1.57%	1.57%	1.60%	1.87%	1.77%
Net Assets Value End of Year (000 omitted)	$103,260		$101,049	$102,402	$88,671	$71,096	$64,675
Portfolio Turnover Rate	17%		30%	18%	26%	31%	38%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$9.94		$10.03	$9.78	$10.34	$10.29	$10.09
Income (Loss) from Investment Operations:
Net Investment Income	0.06		0.14	0.16	0.17	0.19	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.06)	0.27	(0.53)	0.09	0.23
Total from Investment Operations	0.34		0.08	0.43	(0.36)	0.28	0.47

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.08)		(0.17)	(0.18)	(0.20)	(0.21)	(0.24)
From Net Realized Gain on Investments	–		–	0.00 (2)	–	(0.02)	(0.03)
Total Distributions	(0.08)		(0.19)	(0.18)	(0.20)	(0.23)	(0.27)
Net Asset Value, End of Year	$10.20		$9.94	$10.03	$9.78	$10.34	$10.29

Total Return	3.48	%(3)	0.81%	4.43%	(3.53)%	2.75%	4.71%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.01	%(4)	1.00%	1.00%	1.01%	1.01%	1.02%
Net Investment Income	1.48	%(4)	1.51%	1.64%	1.72%	1.84%	2.31%
Net Assets Value End of Year (000 omitted)	$261,153		$258,097	$271,979	$266,537	$271,373	$256,466
Portfolio Turnover Rate	12%		13%	17%	26%	56%	69%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Less than $0.005 per share.
(3)	Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2016	35

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$10.57		$10.59	$10.16	$10.72	$10.56	$10.15
Income (Loss) from Investment Operations:
Net Investment Income	0.11		0.23	0.25	0.27	0.30	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.22		(0.01)	0.44	(0.55)	0.18	0.42
Total from Investment Operations	0.33		0.22	0.69	(0.28)	0.48	0.75

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)		(0.23)	(0.25)	(0.27)	(0.30)	(0.33)
From Net Realized Gain on Investments	–		(0.01)	(0.01)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.11)		(0.26)	(0.26)	(0.28)	(0.32)	(0.34)
Net Asset Value, End of Year	$10.79		$10.57	$10.59	$10.16	$10.72	$10.56

Total Return	3.12	%(2)	2.14%	6.87%	(2.58)%	4.53%	7.52%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.03	%(3)	0.96%	0.96%	0.97%	0.97%	0.99%
Net Investment Income	2.03	%(3)	2.19%	2.38%	2.64%	2.78%	3.24%
Expense Waiver/Reimbursement(4)	0.03	%(3)	0.10%	0.10%	0.10%	0.10%	0.10%
Net Assets Value End of Year (000 omitted)	$122,641		$118,456	$120,968	$110,705	$114,375	$99,118
Portfolio Turnover Rate	3%		15%	15%	15%	17%	15%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non‐diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services ‐ Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed‐income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed‐income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.
If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed‐income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the

Semi-Annual Report | June 30, 2016	37

Notes to Financial Statements

June 30, 2016 (Unaudited)

resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed‐income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed‐income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three‐tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three‐tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$84,029,415	$–	$–	$84,029,415
Exchange Traded Funds	1,425,525	–	–	1,425,525
Short Term Investments	5,065,612	–	–	5,065,612
Total	$90,520,552	$–	$–	$90,520,552

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$284,848,965	$–	$–	$284,848,965
Exchange Traded Funds	7,357,130	–	–	7,357,130
Short Term Investments	21,856,746	3,998,845	–	25,855,591
Total	$314,062,841	$3,998,845	$–	$318,061,686

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Notes to Financial Statements

June 30, 2016 (Unaudited)

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$62,556,533	$–	$–	$62,556,533
Exchange Traded Funds	1,443,696	–	–	1,443,696
Corporate Bonds	–	12,705,013	–	12,705,013
U.S. Government Agency ‐ Collateralized Mortgage Obligations	–	6,670,974	–	6,670,974
U.S. Government Agency ‐ Mortgage Backed Securities	–	6,053,558	–	6,053,558
U.S. Government Agency Securities	–	4,098,886	–	4,098,886
Taxable Municipal Bonds	–	6,203,046	–	6,203,046
Short Term Investments	1,888,813	–	–	1,888,813
Total	$65,889,042	$35,731,477	$–	$101,620,519

Other Financial Instruments
Liabilities
Written Options	$(114,485)	$–	$–	$(114,485)
Total	$(114,485)	$–	$–	$(114,485)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$136,186,919	$–	$136,186,919
U.S. Government Agency - Mortgage Backed Securities	–	49,315,904	–	49,315,904
U.S. Government Agency Securities	–	8,104,219	–	8,104,219
U.S. Treasury Bonds	–	12,074,688	–	12,074,688
Taxable Municipal Bonds	–	45,902,041	–	45,902,041
Short Term Investments	9,117,265	–	–	9,117,265
Total	$9,117,265	$251,583,771	$–	$260,701,036

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Municipal Bonds	$–	$120,671,454	$–	$120,671,454
Short Term Investments	1,334,484	–	–	1,334,484
Total	$1,334,484	$120,671,454	$–	$122,005,938

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2016. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade‐date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued
daily. Dividend   income and  distributions to shareholders are recorded on the ex‐dividend date. Non‐cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex‐dividend date or when the Fund is informed

Semi-Annual Report | June 30, 2016	39

Notes to Financial Statements

June 30, 2016 (Unaudited)

of the ex‐dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any,  for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, and West Virginia Municipal Bond Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed‐income securities are amortized/ accreted for financial statement purposes and are included in interest income on the Statement of Operations. Gains and losses realized on principal payment of mortgage‐backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance   with  the  Funds’  understanding  of  the  applicable country’s tax rules and rates.

When‐Issued and Delayed Delivery Transactions – The Funds may engage in when‐issued or delayed delivery transactions. The Funds record when‐issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when‐issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses   the   Funds’   use   of   derivative   instruments   and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity  Risk:  Equity  risk  relates  to  the  change  in  value  of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

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Notes to Financial Statements

June 30, 2016 (Unaudited)

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) ‐ are rights to buy or sell usually a security for a specified price  within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade  on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options ‐ A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:
››	Buy call options on a security in anticipation of an increase in the value of the security; or
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options ‐ A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; or
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter  into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the six months ended June 30, 2016:

	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2015	–	$–
Positions opened	(2,529)	(158,962)
Closed	338	18,725
Exercised	320	23,066
Options expired	850	52,863
Expired	–	–
Outstanding, June 30, 2016	(1,021)	(64,307)
Fair Value, June 30, 2016		$(114,485)

The WesMark Balanced Fund had average written call option contracts volume of 152 during the six months ended June 30, 2016.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2016:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Balanced Fund
Equity Contracts
(Written Options)	N/A	N/A	Written Options, At value	$114,485
Total		N/A		$114,485

Semi-Annual Report | June 30, 2016	41

Notes to Financial Statements

June 30, 2016 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended June 30, 2016:

Risk Exposure	Statements of Operations Location	Realized Gain on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation of written options	$65,250	$(50,178)
Total		$65,250	$(50,178)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Small Company Growth Fund
Shares sold	460,158	790,106
Shares issued to shareholders in payment of distributions declared	–	193,521
Shares redeemed	(356,052)	(711,777)
Net increase resulting from share transactions	104,106	271,850
Common shares outstanding, end of period	7,435,341	7,331,235

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Growth Fund
Shares sold	655,951	1,166,841
Shares issued to shareholders in payment of distributions declared	13,361	244,204
Shares redeemed	(739,012)	(1,774,359)
Net decrease resulting from share transactions	(69,700)	(363,314)
Common shares outstanding, end of period	18,370,332	18,440,032

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Balanced Fund
Shares sold	440,296	1,319,379
Shares issued to shareholders in payment of distributions declared	16,091	109,760
Shares redeemed	(635,382)	(835,523)
Net increase/(decrease) resulting from share transactions	(178,995)	593,616
Common shares outstanding, end of period	8,498,245	8,677,240

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Notes to Financial Statements

June 30, 2016 (Unaudited)

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Government Bond Fund
Shares sold	1,368,733	2,153,634
Shares issued to shareholders in payment of distributions declared	35,391	76,733
Shares redeemed	(1,763,761)	(3,385,536)
Net decrease resulting from share transactions	(359,637)	(1,155,169)
Common shares outstanding, end of period	25,602,026	25,961,663

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
West Virginia Municipal Bond Fund
Shares sold	490,548	913,850
Shares issued to shareholders in payment of distributions declared	25,421	61,118
Shares redeemed	(360,489)	(1,190,359)
Net increase/(decrease) resulting from share transactions	155,480	(215,391)
Common shares outstanding, end of period	11,367,194	11,211,714

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributed to differences in the treatment of net operating loss, paydown adjustments, and treatment of certain other investments. For the Funds’ most recent year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

		Increase/(Decrease)
Fund Name	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Small Company Growth Fund	$(468,385)	$461,443	$6,942
Growth Fund	$–	$–	$–
Balanced Fund	$–	$32,294	$(32,294)
Government Bond Fund	$–	$545,521	$(545,521)
West Virginia Municipal Bond Fund	$–	$(15,278)	$15,278

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $469,039.

Net investment income (loss), net realized gains (losses), and total net assets were not affected by this reclassification.

Semi-Annual Report | June 30, 2016	43

Notes to Financial Statements

June 30, 2016 (Unaudited)

For federal income tax purposes, the following amounts apply as of June 30, 2016:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$24,385,305	$(1,316,089)	$23,069,216	$67,451,336
Growth Fund	$94,105,075	$(4,316,680)	$89,788,395	$228,273,291
Balanced Fund	$17,723,863	$(636,677)	$17,087,186	$84,533,333
Government Bond Fund	$7,249,525	$(226,657)	$7,022,868	$253,678,168
West Virginia Municipal Bond Fund	$6,008,611	$–	$6,008,611	$116,035,936

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2015 was as follows:

	For Year Ended December 31, 2015
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$–	$5,808,625	$5,808,625
Growth Fund	$–	$1,591,161	$10,499,288	$12,090,449
Balanced Fund	$–	$1,690,448	$4,831,314	$6,521,762
Government Bond Fund	$–	$4,556,355	$–	$4,556,355
West Virginia Municipal Bond Fund	$2,643,811	$14,802	$118,132	$2,776,745

As of December 31, 2015, the Funds most recent year end, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed tax-exempt income	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Net unrealized appreciation on investments	Total
Small Company Growth Fund	$–	$–	$(1,046,862)	$32,189,753	$31,142,891
Growth Fund	$–	$16,012	$(1,618,418)	$122,285,584	$120,683,178
Balanced Fund	$–	$53,060	$3,438	$13,537,980	$13,594,478
Government Bond Fund	$–	$138,013	$(573,767)	$1,371,838	$936,084
West Virginia Municipal Bond Fund	$–	$53	$7,863	$3,515,817	$3,523,733

As of December 31, 2015, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains. The following losses will be carried forward indefinitely to offset future realized gains:

Fund Name	ST	LT
Government Bond Fund	$155,791	$302,414

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

The Funds elect to defer to the period ending December 31, 2016, capital losses recognized during the period November 1, 2015 to December 31, 2015 in the amount of:

Fund Name	Capital Losses
Small Company Growth Fund	$1,046,862
Growth Fund	$1,618,418
Government Bond Fund	$115,562
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2016 (Unaudited)

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2016, the Adviser waived the following fees.

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$19,371

As of February 29, 2016, the Board of Trustees approved the termination of the Adviser’s voluntary waiver.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of the daily average aggregate net assets of the Trust for the period. Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Distribution (12b‐1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‐1 under the Act. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007, and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of their fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out‐of‐pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion. Please refer to the Statement of Operations for the fees incurred for this related party.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.
6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long‐term U.S. government securities and short‐term obligations, for the six months ended June 30, 2016, were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$22,258,111	$22,660,757
Growth Fund	90,239,008	114,174,058
Balanced Fund	15,766,812	13,986,878
Government Bond Fund	29,937,883	30,632,703
West Virginia Municipal Bond Fund	5,314,033	3,718,145

Purchases and Sales of U.S. Government Securities, other than short‐term securities, for the six months ended June 30, 2016 were as follows:

Fund	Purchases	Sales
Balanced Fund	$999,840	$5,052,381
Government Bond Fund	–	5,683,050

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax‐exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2016, 27% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plans or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

Semi-Annual Report | June 30, 2016	45

Shareholder Expense Example

June 30, 2016 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2015 to June 30, 2016.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$967.40	$6.07	1.24%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.70	$6.22	1.24%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$954.40	$5.59	1.15%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$1,053.00	$6.28	1.23%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.75	$6.17	1.23%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,034.80	$5.11	1.01%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.84	$5.07	1.01%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,031.20	$5.20	1.03%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

46	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2016 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2016 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board met telephonically earlier in the month to discuss the materials received in connection with their consideration of the renewal of the investment advisory agreement and made one additional request to the Adviser at that time. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one‐year period commencing on May 31, 2016. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short‐ and long‐term performance (in absolute terms, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day‐to‐day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In this regard the Board discussed the work load and work allocation among the various portfolio managers. The Trustees also considered the new resources that the Adviser recently added in investment research and trading. The Board concluded it was satisfied with the functioning of the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds. The Board agreed to continue to monitor the performance and development of such teams.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non‐mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any changes to these arrangements.

For the one year and three year period ended March 31, 2016, the performance of the WesMark Small Company Growth Fund and WesMark Growth Fund were below the median of the relevant peer groups. The WesMark West Virginia Municipal Bond Fund’s Performance for the one year period ended March 31, 2016 was below the median of the relevant peer group but for the three year period ended March 31, 2016 was above the median of the relevant peer group. The performance of the WesMark Balanced Fund and WesMark Government Bond Fund for the one year period ended March 31, 2016 was above the median of the relevant peer group but for the three year period ended March 31, 2016 was below the median of the relevant

Semi-Annual Report | June 30, 2016	47

Board Review of Advisory Contract

June 30, 2016 (Unaudited)

peer group. The Board reviewed the performance of the Funds for the first quarter of 2016 and noted that the WesMark West Virginia Municipal Bond Fund and WesMark Balanced Fund were above the median of their respective peer groups for the quarter, while the WesMark Growth Fund, WesMark Small Company Growth Fund and the WesMark Government Fund were below the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Balanced Fund, WesMark Growth Fund and WesMark Government Bond Fund were above the median for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund was below the median for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, while the Funds have grown in recent years, each of the Funds is still of relatively small size relative to many of its peers. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser had made investments in the hiring of investment management personnel and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund‐ by‐fund basis. Although the Board considered the profitability of the Adviser on a fund‐by‐fund basis, in the Board’s view, the cost of performing advisory services on a fund‐specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.
The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker‐dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board also reviewed and discussed the quality of the material provided to the Board and the process by which the Board considered the renewal of the advisory agreement. The Board concluded that it was satisfied with the material provided by the Adviser and was satisfied with the process for considering renewal of the agreement. However, in order to continuously focus on improving the quality of the material and the process for reviewing the material the Board determined to continue to work with the Adviser in jointly identifying areas of improvement, if any.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long‐term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

48	www.wesmarkfunds.com

Additional Information

June 30, 2016 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank including WesBanco Bank, Inc., and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1‐800‐864‐1013. A report on Form N‐PX of how the Funds voted any such proxies during the most recent 12‐month period ended June 30 is available without charge and upon request by calling the Funds toll‐free at 1‐800‐864‐1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N‐Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1‐800‐SEC‐0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

FEDERAL TAX INFORMATION

For the year ended December 31, 2015, 99.43% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short‐term capital gain) distributions made by the Funds during the year ended December 31, 2015, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	82.58%

For the year ended December 31, 2015, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099‐DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	86.44

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, and West Virginia Municipal Bond Fund designated $5,808,625, $10,499,288, $4,831,314, and $118,132, respectively as long‐term capital gain dividends.

Semi-Annual Report | June 30, 2016	49

Glossary of Terms

June 30, 2016 (Unaudited)

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.
	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.
	BBB	Baa
Judged to have speculative elements, but has less near‐term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.
	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC‐debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

50	www.wesmarkfunds.com

Save Paper	Lower Fund expenses	Enroll in eDelivery

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WesMark Funds℠

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

WMK000401

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable to the registrant.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds
By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 6, 2016

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	September 6, 2016